Nature of the business, Assets acquired (Details) $ / shares in Units, $ in Thousands					1 Months Ended
	Apr. 03, 2020 USD ($) MW	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Jan. 29, 2019 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)
Nature of the business [Abstract]
Investments carried under the equity method						$ 126,613		$ 139,925
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Ownership interest				51.00%
Consideration payment advanced				$ 19,900
Interest rate				12.00%
Payment received through cash sweep mechanism					$ 7,800
Percentage interest acquired							51.00%
Secured loan amount							$ 4,500
Borrowings outstanding							$ 14,000
Call price (in dollars per share) | $ / shares							$ 1.00
Monterrey [Member]
Nature of the business [Abstract]
Gross capacity | MW		142
Investments carried under the equity method		$ 17,000
Acquisition purchase price		$ 42,000
Percentage interest acquired		30.00%
Amherst Island [Member]
Nature of the business [Abstract]
Gross capacity | MW			75
Investments carried under the equity method			$ 4,900
Acquisition purchase price			97,200
ASI Operations LLC [Member]
Nature of the business [Abstract]
Investments carried under the equity method		$ 6,000
Acquisition purchase price		$ 6,000
Percentage interest acquired		100.00%
ATN2 [Member]
Nature of the business [Abstract]
Acquisition purchase price									$ 20,000
Atacama Desert [Member]
Nature of the business [Abstract]
Investments carried under the equity method	$ 4,000
Ownership percentage acquired	35.00%
Installed capacity | MW	55
Algonquin [Member] | Amherst Island [Member]
Nature of the business [Abstract]
Investments carried under the equity method			$ 92,300